Taxes on Income (Details) - Schedule of reconciliation between the tax expense, assuming that all the income and expenses, gains and loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation Between the Tax Expense Assuming that all the Income and Expenses Gains and Loss [Abstract]
Loss before taxes on income	$ (80,739)	$ (13,153)	$ (2,760)
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ (18,570)	$ (3,025)	$ (634)
Increase (decrease) in taxes on income resulting from the following factors:
Different tax rate applicable to foreign subsidiary	(225)	1
Utilization of carryforward losses for which no deferred taxes were computed in the past		(32)
Other losses and temporary differences for which no deferred taxes were computed	17,699	3,433	634
Tax previous years	132
Other, net	225	93
Taxes on income	$ (739)	$ 470